Basis of Presentation and Summary of Significant Accounting Policies and Changes (Details) - EBP 003 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Risk and Uncertainty [Line Items]
Concentration of investment at fair value to total investments, amount	$ 4,481	$ 7,775
Concentration of investment at fair value to total investments, percentage	0.50%	0.90%